Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation [Text Block]

18. Share-based compensation

On September 5, 2006, the Company adopted the 2006 stock incentive plan (the “2006 Plan”) pursuant to which the shares, share options, restricted shares and RSUs of the Company can be granted to directors and employees upon the approval by the board of directors or the compensation committee of the board of directors. Under the 2006 Plan, the Company is authorized to issue up to 10,000,000 shares plus a number of shares equal to 10% of any additional shares of the Company issued following the date of the adoption of the 2006 Plan by the board of directors. The 2006 Plan will remain in effect for ten years from the date of adoption, unless otherwise extended. The term of each option granted under the 2006 Plan may not exceed five years from the date of grant.

On March 31, 2010, the Company adopted the 2010 equity incentive plan (the “2010 Plan”) which provides for the grant of share options, share appreciation rights, dividend equivalent rights, shares, restricted shares and restricted share units of the Company to employees, directors and consultants. Under the 2010 Plan, the Company is authorized to issue up to 22,500,000 ordinary shares, subject to possible adjustments. The 2010 Plan is administered by the board of directors or the compensation committee of the board of directors. With respect to the grant of awards to employees or consultants who are neither directors nor officers, the board of directors may authorize one or more officers to grant such awards. The purpose of the plan is to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of the company’s business. The 2010 Plan became effective in April 2010. It will continue to be in effect for a term of ten years unless terminated sooner.

(a) Nonvested Shares and Restricted Share Units

In January 2012, the Company granted 69,706 and 2,380,294 shares to independent directors and employees pursuant to the 2010 Plan. The shares granted to employees will either cliff vest on the seventh anniversary or vest in four equal tranches on the first, second, third and fourth anniversary from the date of grant. The shares granted to the independent directors will vest as follows: 50% six months after the date of grant and another 50% one year after the date of grant.

In May 2012, the Company granted 1,820,000 shares to executive management pursuant to the 2010 Plan. There are no transferability restrictions attached to the shares. Grants to the executive management will vest on the seventh anniversary of the grant date.

A summary of the status of the Company’s shares and RSUs as of December 31, 2011 and the changes during the year ended December 31, 2012, is presented below:

		Weighted		Weighted
		average		average
	Number of	grant-date		grant-date
	nonvested	fair value	Number of	fair value
	shares	(per share)	RSUs	(per RSU)
		US$		US$
Nonvested at December 31, 2011	4,916,321	1.86	1,898,750	1.55
Awarded	4,270,000	1.62	-	-
Vested	(113,474)	1.45	(949,375)	1.55
Nonvested at December 31, 2012	9,072,847	1.75	949,375	1.55

As of December 31, 2012, total unrecognized compensation costs related to shares and RSUs amounted to RMB53,417,000 (US$8,574,000) and RMB1,651,000 (US$265,000), respectively, which is expected to be recognized over a weighted-average period of 1 year and 2.77 years, respectively. The weighted-average grant date fair value of shares and RSUs was US$1.58, US$2.20 and US$1.62 for the years ended December 31, 2010, 2011 and 2012. The total fair value of vested shares during the years ended December 31, 2010, 2011 and 2012, was RMB11,024,000, RMB10,341,000 and RMB10,211,000 (US$1,639,000), respectively. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation. The aggregate intrinsic value of shares and RSUs as of December 31, 2012 was RMB121,668,000 (US$19,529,000).

(b) Share Options

The Company uses a lattice-based model to estimate the fair value of options awarded.

The historical volatility of the Company’s shares and the volatility of a combination of peer companies of similar nature and size were used to estimate the expected volatility of the Company’s shares. The risk-free rate for periods within the expected term of the options is based on the U.S. government bond in effect at the time of grant. Expected dividend yields are based on historical dividends.

No share options were granted from 2010 to 2012.

In addition, the Company applies an expected forfeiture rate in determining the grant date fair value of the share option grants. The estimation of the forfeiture rate was based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, compensation cost could be materially impacted.

The following table summarizes the share option activity for the year ended December 31, 2012:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	Value
		US$	Years	US$
Outstanding, December 31, 2011	1,041,804	0.78	2.25	708,427
Forfeited	(3,963)	0.78
Exercised	(99,008)	0.78

Outstanding, December 31, 2012	938,833	0.78	1.25	1,097,083
Vested and expected to vest at December 31, 2012	938,833	0.78	1.25	1,097,083
Exercisable at December 31, 2012	938,833	0.78	1.25	1,097,083

The aggregate intrinsic value in the table above represents the value of the Company’s closing stock price on the last trading day in 2012 in excess of the exercise price of share options. Total intrinsic value of share options exercised for the three years ended December 31, 2010, 2011 and 2012 was US$706,000, US$875,000 and US$101,000 (RMB629,000), respectively.

As of December 31, 2012, total unrecognized compensation costs related to unvested share options amounted to nil.

The Company did not grant any share options in the years ended December 31, 2010, 2011 and 2012. The total fair value of share options vested during the years ended December 31, 2010, 2011 and 2012 was RMB3,281,000, RMB1,542,000 and RMB1,558,000 (US$250,000), respectively.

(c) Compensation cost

Total compensation cost (for shares, RSUs and share options) recognized is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenues	1,007	423	872	140
Research and development costs	6,864	7,316	8,231	1,321
Sales, marketing and distribution expenses	907	815	720	116
General and administrative expenses	15,720	12,639	13,021	2,090

Charged to income statement	24,498	21,193	22,844	3,667
Capitalized as property, plant and equipment	189	319	415	67
Capitalized as inventory	-	277	402	65
Total share-based compensation cost	24,687	21,789	23,661	3,799